BlackRock ETF Trust

BlackRock ETF Trust II

Supplement dated September 11, 2026

to the currently effective Statement of Additional Information (the “SAI”)

for each of the funds listed in Appendix A (each, a “Fund”), as amended from time to time

Effective immediately, the following changes are made to each Fund’s SAI:

The fifth paragraph of the section of the SAI entitled “Investment Advisory, Administrative and Distribution Services — Payments by BFA and its Affiliates” is deleted in its entirety and replaced with the following:

In addition, BFA Entities have entered into other contractual arrangements with Intermediaries and certain other third parties that the BFA Entities believe may benefit the business of the BFA Entities or facilitate investment in the Fund or certain Products. Such agreements can include payments by BFA Entities to such Intermediaries and third parties for data collection and provision, technology support, platform enhancement, or educational content, co-marketing and cross-promotional efforts. In certain cases, such payments to Intermediaries are subject to certain minimum payment levels or tiered payments. With respect to certain funds and Products, payments by the BFA Entities may take the form of, among other things, “due diligence” payments for an Intermediary’s review of such funds and Products; payment for providing employee training and information relating to such funds and Products; fees for access (in some cases on a preferential basis) to an Intermediary’s registered representatives, salespersons or other personnel, fees for maintaining an Intermediary’s investor platform, “shelf space” payments for making such funds and Products available on the Intermediary’s platform or fees for providing assistance in promoting the sale of such funds and Products. In such cases, the payments to Intermediaries may be tiered or based on a percentage of the value of the funds and Products held by customers of the applicable Intermediary and may also be subject to minimum payment levels. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries and third parties and may reflect different services provided. As of the date of this SAI, the Intermediaries and other third parties (or their respective affiliates) receiving one or more types of the contractual payments described above include (in addition to FBS and NFS): &Partners, Advisor Credit Exchange, AE Wealth Management, LLC, American Enterprise Investment Services, Inc., Avantax Investment Services, Inc., BNY Mellon Capital Markets, LLC, BNY Mellon Performance & Risk Analytics, LLC, Cetera Financial Group, Inc., Charles Schwab & Co., Inc., Clearstream Fund Centre AG, Commonwealth Equity Services, LLC, Dorsey Wright and Associates, LLC, Dynasty Financial Partners LLC, E*Trade Securities LLC, Envestnet Asset Management, Inc., Equitable Advisors, LLC, iCapital Markets LLC, Interactive Brokers LLC, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investors Services, LLC, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Orion Portfolio Solutions, LLC, Pershing LLC, Raymond James Financial Services, Inc., Riskalyze, Inc., Rockefeller Financial LLC, Sanctuary Wealth Group, LLC, UBS Financial Services Inc., Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC. Any additions, modifications, or deletions to Intermediaries and other third parties listed above that have occurred since the date of this SAI are not included in the list.

Shareholders should retain this Supplement for future reference.

Appendix A

BlackRock ETF Trust

iShares A.I. Innovation and Tech Active ETF

iShares Defense Industrials and Tech Active ETF

iShares Disciplined Volatility Equity Active ETF

iShares Dynamic Equity Active ETF

iShares Dynamic Short-Term Active ETF

iShares Enhanced Emerging Markets Active ETF

iShares Enhanced International Active ETF

iShares Enhanced Large Cap Core Active ETF

iShares Enhanced Large Cap Value Active ETF

iShares FinTech Active ETF

iShares Flexible Equity Active ETF

iShares Government Money Market ETF

iShares Health Innovation Active ETF

iShares Infrastructure Active ETF

iShares International Country Rotation Active ETF

iShares International Dividend Active ETF

iShares International Equity Factor Rotation Active ETF

iShares Large Cap Core Active ETF

iShares Large Cap Growth Active ETF

iShares Large Cap Value Active ETF

iShares Managed Futures Active ETF

iShares Nasdaq Premium Income Active ETF

iShares Prime Money Market ETF

iShares Systematic Alternatives Active ETF

iShares Technology Opportunities Active ETF

iShares U.S. Carbon Transition Readiness Aware Active ETF

iShares U.S. Equity Factor Rotation Active ETF

iShares U.S. Industry Rotation Active ETF

iShares U.S. Large Cap Premium Income Active ETF

iShares U.S. Thematic Rotation Active ETF

iShares World ex U.S. Carbon Transition Readiness Aware Active ETF

BlackRock ETF Trust II

iShares AAA CLO Active ETF

iShares BBB-B CLO Active ETF

iShares Emerging Markets Bond Active ETF

iShares Flexible Income Active ETF

iShares Floating Rate Loan Active ETF

iShares Global Government Bond USD Hedged Active ETF

iShares High Yield Active ETF

iShares High Yield Muni Active ETF

iShares Intermediate Muni Income Active ETF

iShares Large Cap Deep Quarterly Laddered ETF

iShares Large Cap Moderate Quarterly Laddered ETF

iShares Mortgage-Backed Securities Active ETF

iShares Securitized Income Active ETF

iShares Short Duration High Yield Muni Active ETF

iShares Short-Term California Muni Active ETF

iShares Total Return Active ETF

SAI-ETF-0926SUP

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